Share-based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation

8 Share-based Compensation

Share-based compensation expense is included in the following line items in our statement of operations:

	2015	2014	2013

Cost of revenue	15	10	8
Research and development	45	20	13
Selling, general and administrative	156	103	67

	216	133	88

Long Term Incentive Plans (LTIP’s)

The LTIP was introduced in 2010 and is a broad-based long-term retention program to attract, retain and motivate talented employees as well as align stockholder and employee interests. The LTIP provides share-based compensation (“awards”) to both our eligible employees and non-employee directors. Awards that may be granted include performance shares, stock options and restricted shares. The number of shares authorized and available for awards at December 31, 2015 was approximately 1.7 million.

A charge of $206 million was recorded in 2015 for the LTIP (2014: $123 million; 2013: $87 million).

A summary of the activity for our LTIP’s during 2015 is presented below.

Stock options

The options have a strike price equal to the closing share price on the grant date. The fair value of the options has been calculated using the Black-Scholes formula, using the following assumptions:

•	an expected life of 6.25 years, calculated in accordance with the guidance provided in SEC Staff bulletin No. 110 for plain vanilla options using the simplified method, since our equity shares have been publicly traded for only a limited period of time and we do not have sufficient historical exercise data;

•	a risk-free interest rate varying from 0.8% to 2.8% (2014: 0.8% to 2.8%; 2013: 1.0% to 1.9%);

•	no expected dividend payments; and

•	a volatility of 40-50% based on the volatility of a set of peer companies. Peer company data has been used given the short period of time our shares have been publicly traded.

Changes in the assumptions can materially affect the fair value estimate.

	Stock options	Weighted average exercise price in USD	Weighted average remaining contractual term	Aggregate intrinsic value

Outstanding at January 1, 2015	7,948,270	28.66
Granted	1,262,257	78.10
Assumed in Freescale acquisition	2,871,861	38.29
Exercised	1,681,024	23.03
Forfeited	366,714	29.80

Outstanding at December 31, 2015	10,034,650	38.53	6.7	437
Exercisable at December 31, 2015	5,096,894	26.24	5.9	295

The weighted average per share grant date fair value of stock options granted in 2015 was $34.05 (2014: $29.10; 2013: $17.83).

The intrinsic value of the exercised options was $112 million (2014: $129 million; 2013: $41 million), whereas the amount received by NXP was $39 million (2014: $55 million; 2013: $34 million).

At December 31, 2015, there was a total of $110 million (2014: $62 million) of unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted-average period of 1.8 years (2014: 1.8 years).

Performance share units

Financial performance conditions

	Shares	Weighted average grant date fair value in USD

Outstanding at January 1, 2015	1,323,294	33.09
Granted	225,831	75.28
Vested	717,146	28.41
Forfeited	56,655	33.36

Outstanding at December 31, 2015	775,324	49.68

The weighted average grant date fair value of performance share units granted in 2015 was $75.28 (2014: $62.29; 2013: $39.59).

Market performance conditions

	Shares	Weighted average grant date fair value in USD

Outstanding at January 1, 2015	1,951,049	23.27
Granted	21,720	64.28
Vested	—	—
Forfeited	67,500	15.25

Outstanding at December 31, 2015	1,905,269	26.85

The weighted average grant date fair value of performance share units granted in 2015 was $64.28 (2014: $39.29; 2013: $17.54).

The fair value of the performance share units at the time of vesting was $66 million (2014: $70 million; 2013: $27 million). At December 31, 2015, there was a total of $32 million (2014: $42 million) of unrecognized compensation cost related to non-vested performance share units. This cost is expected to be recognized over a weighted-average period of 1.9 years (2014: 1.8 years).

Restricted share units

	Shares	Weighted average grant date fair value in USD

Outstanding at January 1, 2015	3,557,737	47.86
Granted	2,253,263	79.22
Assumed in Freescale acquisition	4,924,043	86.09
Vested	2,247,072	53.56
Forfeited	250,110	48.98

Outstanding at December 31, 2015	8,237,861	78.03

The weighted average grant date fair value of restricted share units granted in 2015 was $79.22 (2014: $63.42; 2013: $39.23). The fair value of the restricted share units at the time of vesting was $209 million (2014: $110 million; 2013: $57 million).

At December 31, 2015, there was a total of $432 million (2014: $140 million) of unrecognized compensation cost related to non-vested restricted share units. This cost is expected to be recognized over a weighted-average period of 1.6 years (2014: 1.8 years).

Management Equity Stock Option Plan (“MEP”)

Awards are no longer available under these plans. Current employees owning vested MEP Options may exercise such MEP Options during the five year period subsequent to September 18, 2013, subject to these employees remaining employed by us and subject to the applicable laws and regulations.

No charge was recorded in 2015 (2014: no charge, 2013: $1 million) for options granted under the MEP.

The following table summarizes the information about NXP’s outstanding MEP Options and changes during 2015.

Stock options

	Stock options	Weighted average exercise price in EUR	Weighted average remaining contractual term	Aggregate intrinsic value

Outstanding at January 1, 2015	2,916,205	24.14
Granted	—	—
Exercised	167,263	21.80
Forfeited	—	—
Expired	—	—

Outstanding at December 31, 2015	2,748,942	24.14	2.7	146
Exercisable at December 31, 2015	2,748,942	24.14	2.7	146

The intrinsic value of exercised options was $12 million (2014: $74 million; 2013: $71 million), whereas the amount received by NXP was $4 million (2014: $86 million; 2013: $142 million).

The number of vested options at December 31, 2015 was 2,748,942 (2014: 2,916,205 vested options) with a weighted average exercise price of €24.14 (2014: €24.00 weighted average exercise price).

At December 31, 2015, there was no unrecognized compensation cost related to non-vested stock options.